Vessels in Operation, less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation

	December 31, 2016	December 31, 2015

Cost	$1,095,275	$1,095,245
Accumulated Depreciation	(283,743)	(248,306)
Vessel impairment	(92,422)	—

Net book value	$719,110	$846,939

Schedule of Variations in Net Book Value of Vessels, Including Drydocking

Variations in net book value of vessels, including drydocking, are presented below:

	December 31, 2016	December 31, 2015

Opening balance	$846,939	$836,537
Additions in the period	7,370	109,055
Depreciation expense	(42,777)	(44,829)
Vessel impairment	(92,422)	(44,700)
Disposals	—	(9,124)

Closing balance	$719,110	$846,939